SCHEDULE OF INVESTMENTS
Ivy Municipal High Income Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama - 3.6%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A, 5.000%, 6-1-21	$1,000	$1,060
AL Econ Stlmt Auth, BP Stlmt Rev Bonds, Ser 2016A, 4.000%, 9-15-33	9,000	9,726
Fairfield, AL, GO Warrants, Ser 2012, 6.000%, 6-1-37	8,485	8,486
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D, 6.500%, 10-1-53	10,470	12,546
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A, 5.000%, 9-1-46	6,000	8,098
UAB Medicine Fin Auth, Rev Bonds, Ser 2019B, 4.000%, 9-1-48	2,500	2,726

		42,642

Alaska - 0.8%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6-1-46	10,000	9,955

Arizona - 2.9%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 81 bps), 0.981%, 1-1-37(A)	10,000	9,825
AZ Indl Dev Auth, Edu Rev and Rfdg Bonds (AZ Agribusiness & Equine Ctr, Inc. Proj), Ser 2017B, 5.000%, 3-1-42	1,500	1,607

Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch - Pima Proj), Tax-Exempt Ser 2014A, 7.000%, 12-15-43	1,500	1,679
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12-1-27	2,390	2,548
6.000%, 12-1-32	1,430	1,513
6.250%, 12-1-42	2,150	2,278
6.250%, 12-1-46	2,500	2,647
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3-1-42	5,500	6,084
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2019A, 4.000%, 1-1-44	5,000	5,458
Phoenix, AZ, Indl Dev Auth, Student Hsng Rfdg Rev Bonds (Downtown Phoenix Student Hsng LLC - AZ State Univ Proj), Ser 2018A, 5.000%, 7-1-42	1,000	1,141

		34,780

California - 11.7%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006, 0.000%, 6-1-55(B)	6,250	314

CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A:
5.000%, 7-1-41	1,750	1,911
5.000%, 7-1-46	1,670	1,817
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B, 8.000%, 10-1-22	120	122
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B, 6.000%, 9-1-30	2,040	2,089
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A, 5.000%, 11-15-31	750	955
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12-31-47	6,650	7,068
5.000%, 12-31-47	1,500	1,748
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10-1-42	1,200	1,271
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A:
5.000%, 6-1-42	2,010	1,826
5.000%, 6-1-52	1,890	1,664
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6-1-47	675	720
5.000%, 6-1-53	675	715

CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch - Oblig Group), Ser 2017, 5.000%, 6-1-47	1,500	1,703
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016, 5.000%, 8-1-41	1,500	1,659
CA Sch Fin Auth, Edu Fac Rev Bonds (River Springs Charter Sch), Ser 2017A:
5.000%, 7-1-47	1,975	2,157
5.000%, 7-1-52	1,000	1,085
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015, 7.000%, 6-1-45(C)	4,000	2,440
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11-1-33	1,400	1,583
5.875%, 11-1-43	1,890	2,129
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A:
5.000%, 12-1-46	3,000	3,314
5.250%, 12-1-56	2,500	2,789
CA Statewide Cmnty Dev Auth, Rfdg Rev Bonds (CA Baptist Univ), Ser 2017A, 5.000%, 11-1-41	1,000	1,147
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009:
6.625%, 11-15-24	2,490	2,534
7.000%, 11-15-29	3,500	3,565
7.250%, 11-15-41	6,000	6,120

CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF-Irvine LLC), Ser 2016, 5.000%, 5-15-40	1,500	1,724
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010, 6.125%, 9-15-40	5,000	5,256
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013, 5.125%, 9-15-42	2,760	2,971
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM), 3.950%, 1-15-53	2,800	2,939
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1, 5.000%, 6-1-29	1,250	1,477
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A, 5.000%, 6-1-35	6,265	7,315
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1, 5.000%, 6-1-47	2,000	2,003
Palamar Hlth, Rfdg Rev Bonds, Ser 2016, 4.000%, 11-1-39	8,700	9,009
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11-1-29	2,000	2,035
6.000%, 11-1-41	3,000	3,189

Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10-1-40	2,500	2,666
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8-1-28	1,000	1,004
8.000%, 8-1-38	1,500	1,507
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12-1-26	1,400	1,595
8.000%, 12-1-31	9,400	10,628
7.500%, 12-1-41	4,000	4,466
San Diego, CA, Tob Stlmt Rev Funding Corp., Tob Stlmt Bonds, Ser 2018C, 4.000%, 6-1-32	900	949
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A, 4.000%, 5-1-49	1,250	1,366
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9-1-42	4,000	4,425
Successor Agy to the Commerce Cmnty Dev Comsn, Tax Alloc Rfdg Bonds, Ser 2018A (Insured by AGM), 5.000%, 8-1-19	250	251

Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6-1-37	13,000	13,066
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser A-1, 5.125%, 6-1-46	6,650	6,664

		140,950

Colorado - 2.1%
AR River Power Auth, CO Power Supply Sys Rev Rfdg Bonds, Ser 2018A, 5.000%, 10-1-43	5,000	5,748
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010, 6.125%, 10-1-40	5,000	5,208
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014, 5.750%, 1-1-44	3,250	3,557
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A, 6.250%, 11-15-40	1,250	1,332
Denver, CO, Dept of Aviation, Arpt Sys Sub Rev Bonds, Ser 2018A, 4.000%, 12-1-48	5,000	5,421
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008, 6.500%, 11-15-38	3,000	4,423

		25,689

Connecticut - 0.2%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A:
5.000%, 9-1-46	1,000	1,059
5.000%, 9-1-53	1,600	1,686

		2,745

District Of Columbia - 0.4%
Metro WA DC Arpt Auth, Arpt Sys Rev and Rfdg Bonds, Ser 2019A, 5.000%, 10-1-49(D)	3,250	3,889
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B, 6.500%, 10-1-44	1,000	1,321

		5,210

Florida - 5.9%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11-1-29	3,125	3,158
6.750%, 11-1-39	4,450	4,496
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2014A, 8.250%, 1-1-49(C)	3,000	1,920
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016A, 5.750%, 1-1-50(C)	645	645
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016B, 7.000%, 1-1-35(C)	555	555
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A, 6.000%, 9-15-40	8,000	8,222

FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A, 6.125%, 6-15-44	5,300	5,681
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A, 6.000%, 6-15-35	2,000	2,192
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10-1-38	1,860	1,866
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012, 6.500%, 10-1-47	9,835	10,793
Martin Cnty Hlth Fac Auth, Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2019A, 4.000%, 1-1-46	21,500	23,342
Miami-Dade Cnty Indl Dev Auth, Rev Bonds (Youth Co-Op Charter Sch Proj), Ser 2015A, 6.000%, 9-15-45	2,250	2,348
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2019A, 4.000%, 10-1-44	1,500	1,638
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A, 5.000%, 10-1-40	2,000	2,234
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A, 5.375%, 10-1-47	2,000	2,172

		71,262

Georgia - 2.4%
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A:
6.000%, 7-1-36	1,250	1,210
6.000%, 7-1-51	4,000	3,712
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A, 7.250%, 1-1-46(C)	15,000	13,500
Main Street Natural Gas, Inc., Gas Supply Rev Bonds, Ser 2019A, 4.000%, 5-15-39	5,500	5,840
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013, 7.250%, 1-1-49	4,000	4,490

		28,752

Guam - 0.4%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12-1-30	1,400	1,438
6.875%, 12-1-40	3,500	3,607

		5,045

Hawaii - 0.2%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A, 8.750%, 11-15-29	300	308
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012, 5.750%, 5-15-42	2,000	2,040

		2,348

Idaho - 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7-1-40	1,000	1,022
6.250%, 7-1-45	550	561

		1,583

Illinois - 8.3%
Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A, 6.870%, 2-15-24	700	701
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B, 5.000%, 1-1-35	3,000	3,301
Chicago Multi-Fam Hsng, Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12-1-43	8,895	7,748
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2018B (Insured by AGM), 4.000%, 1-1-44	5,000	5,417
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A:
5.750%, 1-1-39	1,000	1,066
Chicago O’Hare Intl Arpt, Sr Spl Fac Rev Bonds (Trips Oblig Group), Ser 2018, 5.000%, 7-1-48	1,000	1,148
City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM), 4.375%, 1-1-53	5,000	5,450
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.750%, 10-15-40	6,500	6,749
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012, 6.500%, 12-1-32	4,545	4,698

IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009:
6.500%, 4-1-44	5,000	5,063
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.625%, 5-15-42	5,300	5,473
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.750%, 10-15-40	6,500	6,769
IL Fin Auth, Rev Bonds (NW Mem Hlthcare), Ser 2017A, 4.000%, 7-15-47	5,000	5,389
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8-15-44	5,000	5,033
IL GO Bonds, Ser 2016, 4.000%, 6-1-32	6,410	6,653
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj - Tax Increment and Sales Tax), Ser 2011A, 7.000%, 7-1-41	6,000	6,007
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012, 5.250%, 3-1-23	3,095	3,097
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006, 5.850%, 12-1-36	2,675	2,498
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11-15-40	1,100	1,130
7.375%, 11-15-45	1,500	1,543

Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012, 6.500%, 12-1-32	4,820	4,865
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012, 5.625%, 12-1-31	1,505	1,511
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10-1-36	7,855	8,408

		99,717

Indiana - 2.7%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11-15-27(C)	1,575	1,103
7.000%, 11-15-32(C)	2,000	1,400
7.125%, 11-15-42(C)	7,500	5,250
7.125%, 11-15-47(C)	5,750	4,025
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A, 5.000%, 6-1-39	5,000	5,135
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7-15-27	5,170	5,415
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8-1-39	5,000	5,099
Westfield Redev Dist, Tax Incr Rev Bonds of 2009, 6.500%, 2-1-30	2,000	2,059
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016, 4.000%, 1-15-32	2,600	2,523

		32,009

Iowa - 0.2%
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B, 5.000%, 6-1-36	2,425	2,610

Kansas - 1.7%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009:
6.250%, 9-1-24	1,145	1,150
7.000%, 9-1-29	900	905
7.000%, 9-1-38	3,500	3,518
Atchison, KS, Hosp Rev Bnds (Atchison Hosp Assoc), Ser 2009 (Blmbrg Fair Val Yld Index for the Qualified “A” Rtd Muni Indx 5-Year Mtrty plus 290 bps), 4.480%, 9-1-30(A)	1,000	1,005
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8-1-37	7,500	7,836
Lenexa, KS, Hlth Care Fac Rev Bonds (Lakeview Village, Inc.), Ser 2018A:
4.000%, 5-15-34	1,000	1,014
5.000%, 5-15-39	1,500	1,647
Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016, 5.000%, 12-1-34	3,000	3,089

		20,164

Kentucky - 2.1%
Kenton Cnty Arpt Board, Cincinnati/Northn KY Intl Arpt Rev Bonds, Ser 2019:
5.000%, 1-1-44	2,250	2,713

5.000%, 1-1-49	2,250	2,696
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6-1-40	5,500	5,746
6.500%, 3-1-45	2,500	2,614
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A, 5.750%, 7-1-49	4,000	4,386
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010, 6.375%, 8-1-40	2,000	2,105
Pub Enrg Auth of KY, Gas Supply Rev Bonds, Ser 2018B, 4.000%, 1-1-49	5,000	5,520

		25,780

Louisiana - 0.4%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A, 5.625%, 6-1-45	4,875	5,062
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A, 8.375%, 7-1-39(C)	13,547	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B, 10.500%, 7-1-39(C)	12,202	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015, 7.750%, 7-1-39(C)	1,977	—	*

		5,062

Maine - 0.1%
ME Fin Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2015R-2, 4.375%, 8-1-35	1,000	1,066

Maryland - 0.2%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6-1-35	1,750	1,820

Massachusetts - 0.4%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 7.000%, 7-1-42	4,000	4,226

Michigan - 3.1%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC), 5.250%, 4-1-23	220	219
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011, 6.500%, 12-1-20	2,110	2,147
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015, 5.250%, 11-15-35	5,340	5,583
MI Fin Auth, Hosp Rev Bonds (Henry Ford Hlth Sys), Ser 2019A, 4.000%, 11-15-50	2,000	2,163
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A, 6.125%, 9-1-40	4,535	4,569

MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12-1-30	2,000	2,015
6.500%, 12-1-40	3,000	3,030
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A, 5.875%, 12-1-30	1,720	1,720
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A, 6.875%, 6-1-42	7,600	7,669
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008C, 0.000%, 6-1-58(B)	100,000	2,834
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A, 5.125%, 6-1-22	2,915	2,918
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008, 7.000%, 11-15-38	2,400	2,285

		37,152

Missouri - 2.4%
Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012, 6.375%, 12-1-29	45	45
Branson, MO, Indl Dev Auth, Tax Incr Rfdg Rev Bonds (Branson Shoppes Redev Proj), Ser 2017A, 3.900%, 11-1-29	940	959

Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12-1-31	675	439
6.125%, 12-1-36	875	569
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10-1-21	200	198
5.400%, 10-1-26	1,145	1,088
5.500%, 10-1-31	1,925	1,764
5.550%, 10-1-36	1,725	1,525
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Mosaic Hlth Sys), Ser 2019A, 4.000%, 2-15-54	1,695	1,833
Kirkwood, MO, Indl Dev Auth, Ret Cmnty Rev Bonds (Aberdeen Heights), Ser 2017A, 5.250%, 5-15-50	4,000	4,405
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008, 0.000%, 4-1-55(B)	3,410	597
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A, 6.000%, 6-1-20	220	229
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7-15-36(B)	2,250	1,303
0.000%, 7-15-37(B)	4,000	2,206
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007, 5.750%, 4-1-27(C)	1,250	350

Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A, 8.000%, 4-1-33(C)	3,950	1,580
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006, 5.750%, 12-1-28(C)	1,000	180
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3-1-29(C)	2,185	1,398
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8-15-32	8,420	8,422

		29,090

Nebraska - 0.9%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9-1-37	8,000	8,736
5.000%, 9-1-42	2,000	2,169

		10,905

Nevada - 0.8%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A, 5.125%, 12-15-45	2,515	2,673
NV Dept of Business and Industry, Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2018A, 5.000%, 12-15-48	500	527

Reno, NV, Cap Impvt Rev Rfdg Bonds, Ser 2019A-1:
3.750%, 6-1-39	3,165	3,307
4.000%, 6-1-46	2,000	2,132
Reno, NV, First Lien Sales Tax Rev Rfdg Bonds (Retrac-Reno Trans Rail Access Corridor Proj), Ser 2018A (Insured by AGM), 5.000%, 6-1-48	1,000	1,182

		9,821

New Hampshire - 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7-1-41	2,300	2,442

New Jersey - 1.7%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6-15-26	1,000	1,078
5.000%, 6-15-28	1,000	1,074
5.000%, 6-15-29	500	535
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999, 5.125%, 9-15-23	2,000	2,162
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A, 5.000%, 7-1-46	2,355	2,637
NJ Tpk Auth, Tpk Rev Bonds, Ser 2019A, 4.000%, 1-1-48	2,500	2,720
NJ Trans Trust Fund Auth, Trans Prog Bonds, Ser 2019AA, 4.500%, 6-15-49	5,000	5,375
Tob Stlmt Fin Corp., Tob Stlmt Bonds, Ser 2018B, 5.000%, 6-1-46	4,000	4,294

		19,875

New Mexico - 0.4%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A, 5.500%, 7-1-42	4,750	5,115

New York - 3.9%
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM):
5.000%, 10-1-22	1,000	1,048
Metro Trans Auth, Trans Rev Green Bonds, Ser 2019B, 4.000%, 11-15-50	5,000	5,423
MTA Hudson Rail Yards Trust Oblig, Ser 2016A, 5.000%, 11-15-56	5,000	5,498
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4, 6.700%, 1-1-49	8,750	8,837
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5, 6.700%, 1-1-49	2,875	2,904
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B, 5.500%, 7-1-20	1,488	1,494
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C, 2.000%, 1-1-49	10,879	1,768

Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds, 5.125%, 6-1-46	10,000	9,627
NY Cntys Tob Trust VI, Tob Stlmt Pass-Through Bonds, Ser 2016A, 5.000%, 6-1-51	1,000	1,032
NY Trans Dev Corp., Spl Fac Rev Bonds (Delta Air Lines, Inc. - LaGuardia Arpt Terminals C&D Redev Proj), Ser 2018, 4.000%, 1-1-36	1,000	1,071
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1-1-46	5,000	5,188
Westchester Tob Asset Securitization Corp., Tob Stlmt Bonds, Ser 2016B, 5.000%, 6-1-41	2,500	2,692

		46,582

North Carolina - 1.0%
NC Med Care Comsn, Hlth Care Fac Rev Bonds (Novant Hlth Oblig Group), Ser 2019A, 3.125%, 11-1-49(D)	8,500	8,357
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A, 6.000%, 1-1-39	1,520	1,543
NC Tpk Auth, Monroe Expressway Toll Rev Bonds, Ser 2016C, 0.000%, 7-1-41(B)	4,160	1,536

		11,436

Ohio - 2.3%
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007, 5.125%, 6-1-24	2,835	2,747
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2, 5.875%, 6-1-47	10,000	9,814
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B, 7.000%, 5-15-40	2,410	2,567
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013, 5.000%, 2-15-48	5,000	5,322
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12-1-33	4,000	4,101
OH Air Quality Dev Auth, Exempt Fac Rev Bonds, Ser 2019, 5.000%, 7-1-49(D)(E)	2,000	2,140
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B, 6.875%, 5-15-40	1,155	1,228

		27,919

Oklahoma - 0.3%
OK Dev Fin Auth, Hlth Sys Rev Bonds (OU Medicine Proj), Ser 2018B, 5.500%, 8-15-57	3,000	3,555

Oregon - 1.3%
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012, 6.000%, 5-15-42	1,900	2,066

OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9-1-30	885	928
6.375%, 9-1-40	1,750	1,850
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A, 5.500%, 7-1-30	5,000	5,402
Port of Portland, OR, Portland Intl Arpt Rev Bonds, Ser Twenty-Five B, 5.000%, 7-1-49	3,000	3,584
Salem, OR, Hosp Fac Auth, Rev Bonds (Capital Manor Proj), Ser 2018, 5.000%, 5-15-53	1,895	2,148

		15,978

Pennsylvania - 6.2%
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010, 6.125%, 1-1-45	5,000	5,081
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012, 5.250%, 1-1-41	3,000	3,096
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8-15-40	14,290	14,312
Delaware Cnty Indl Dev Auth, PA, Rfdg Rev Bonds (Covanta Proj), Ser 2015A, 5.000%, 7-1-43	5,000	5,061
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010, 6.000%, 7-1-43	2,530	2,645

PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010, 6.000%, 7-1-21	1,000	1,038
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E, 6.288%, 12-1-38	16,000	20,612
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010, 6.375%, 11-15-40	1,000	1,029
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12-15-36	6,000	6,521
7.625%, 12-15-41	6,925	7,587
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012, 6.625%, 12-15-41	3,500	4,104
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser, 5.250%, 8-1-40	755	783
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7-1-12(C)	1,920	—	*
7.350%, 7-1-22(C)	3,400	—	*
Wilkes-Barre Area Sch Dist, Luzerne Cnty, PA, GO Bonds, Ser 2019, 4.000%, 4-15-54	2,500	2,657

		74,526

Rhode Island - 0.4%
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015B, 5.000%, 6-1-50	5,000	5,255

South Carolina - 0.6%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C, 5.750%, 1-1-34	1,550	1,672
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A, 6.500%, 4-1-42	5,000	5,193

		6,865

Tennessee - 0.3%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A, 5.000%, 7-1-40	3,000	3,423

Texas - 16.3%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A:
4.375%, 8-15-36	640	647
4.625%, 8-15-46	1,250	1,263
Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A, 5.375%, 8-15-36	4,585	4,824
Austin, TX, Arpt Sys Rev Rfdg Bonds, Ser 2019:
5.000%, 11-15-24	1,650	1,932
5.000%, 11-15-25	1,500	1,798
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7-1-45	1,750	1,833
Bexar Cnty Hlth Fac Dev Corp., Rev Rfdg Bonds (Army Ret Residence Fndtn Proj), Ser 2016, 5.000%, 7-15-41	5,395	5,945

Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4-1-45	3,150	3,245
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1-1-36(B)	2,500	1,474
0.000%, 1-1-40(B)	2,000	996
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A, 5.000%, 1-1-45	4,000	4,491
Cent TX Rgnl Mobility Auth, Sr Lien Rev Rfdg Bonds, Ser 2016, 5.000%, 1-1-46	2,000	2,260
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1-1-33	6,000	6,559
5.000%, 1-1-42	3,000	3,246
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A, 5.000%, 11-1-45	13,500	13,996
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B, 5.000%, 11-1-44	5,000	5,442
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A, 5.500%, 4-1-53	15,000	16,836
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8-15-28	5,000	5,034
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2-15-33	2,000	2,005
6.000%, 2-15-38	1,850	1,854

Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.875%, 5-15-41	3,800	4,174
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7-1-25	1,000	1,071
5.000%, 7-1-26	2,680	2,868
La Vernia Higher Edu Fin Corp., Edu Rev Bonds (KIPP, Inc.), Ser 2009A, 6.375%, 8-15-44	4,000	4,024
Montgomery, TX, Cnty Toll Road Auth, Sr Lien Toll Road Rev Bonds, Ser 2018, 5.000%, 9-15-48	1,000	1,101
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A, 5.000%, 8-15-46	8,000	8,135
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C, 0.000%, 9-1-43(B)	5,000	6,125
North TX Twy Auth, Sys First Tier Rev Rfdg Bonds, Ser 2016A, 5.000%, 1-1-39	2,000	2,315
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8-15-29	1,250	1,257
6.500%, 8-15-39	2,000	2,012
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B, 8.000%, 7-1-38(C)	17,870	4,467

Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016, 5.000%, 5-15-45	6,650	7,033
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckner Sr Living - Ventana Proj), Ser 2017A:
6.750%, 11-15-47	1,000	1,141
6.750%, 11-15-52	2,500	2,842
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
4.625%, 11-15-41(C)	1,939	19
4.875%, 11-15-48(C)	4,459	45
5.000%, 11-15-55(C)	5,429	54
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12-15-32	4,000	4,352
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6-30-32	3,500	3,709
7.500%, 6-30-33	2,700	2,860
7.000%, 6-30-40	10,000	10,528
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12-31-39	10,000	10,260
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2-15-40	5,000	5,175

TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A, 5.000%, 8-15-41	16,445	17,711
TX Trans Comsn, State Hwy 249 Sys First Tier Toll Rev Bonds, Ser 2019A, 5.000%, 8-1-57	1,000	1,155
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011, 8.000%, 8-15-34	5,000	5,424

		195,537

Utah - 0.5%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010, 6.250%, 7-15-30	1,015	1,049
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B, 7.000%, 7-15-45	2,100	2,171
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010, 6.375%, 7-15-40	2,160	2,208

		5,428

Vermont - 0.1%
Vermont Econ Dev Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2013, 4.625%, 4-1-36	1,000	1,087

Virginia - 4.0%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A, 2.000%, 10-1-48	2,248	197
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.250%, 7-1-19	125	125
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007B, 5.625%, 9-1-41	2,779	1,852
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007C, 0.000%, 9-1-41(B)	821	47
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015, 0.000%, 9-1-45(B)	859	634
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A, 6.875%, 3-1-36	4,300	4,558
The Rector and Visitors of the Univ of VA, Gen Rev Pledge Rfdg Bonds, Ser 2015A-2, 3.570%, 4-1-45	10,000	10,396
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012, 5.000%, 7-1-34	4,590	4,884
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1-1-37	8,265	9,153

5.500%, 1-1-42	11,000	11,934
VA Small Business Fin Auth, Tax-Exempt Sr Lien Private Activity Rev Bonds (Transform 66 P3 Proj), Ser 2017, 5.000%, 12-31-56	4,000	4,492

		48,272

Washington - 0.7%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12-1-21	1,940	1,946
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7-1-24	795	795
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A, 7.500%, 1-1-49	5,000	5,738

		8,479

West Virginia - 0.4%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.750%, 10-1-37	5,000	5,062

Wisconsin - 2.5%
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016, 5.250%, 12-1-39	8,000	8,542
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B, 5.000%, 7-1-42	8,500	9,057
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6-1-35	2,220	2,316

6.125%, 6-1-39	1,000	1,043
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A, 5.125%, 2-1-46	3,000	3,077
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A, 5.500%, 6-15-45	6,000	6,168

		30,203

TOTAL MUNICIPAL BONDS – 97.1%		$1,167,422

(Cost: $1,169,576)

SHORT-TERM SECURITIES
Commercial Paper(F) - 0.4%
Sonoco Products Co., 2.531%, 7-1-19	5,310	5,309

Master Note - 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(G)	775	775

Municipal Obligations - 1.9%
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps), 1.940%, 7-7-19(G)	3,095	3,095
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 1.900%, 7-7-19(G)	2,000	2,000

Kansas City, MO, Var Rate Dem Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.) (BVAL plus 22 bps), 2.390%, 7-7-19(G)	3,400	3,400
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps), 2.020%, 7-1-19(G)	2,000	2,000
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser DD (GTD by Bank of America N.A.), 2.930%, 7-9-19	3,000	3,000
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 24 bps), 2.000%, 7-7-19(G)	1,800	1,800
University of California (1-Month U.S. LIBOR plus 8 bps), 2.380%, 7-7-19(G)	7,115	7,115

		22,410

United States Government Agency Obligations - 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 2.360%, 7-7-19(G)	3,949	3,949

TOTAL SHORT-TERM SECURITIES – 2.7%		$32,443

(Cost: $32,444)

TOTAL INVESTMENT SECURITIES – 99.8%		$1,199,865

(Cost: $1,202,020)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%	2,236

NET ASSETS - 100.0%	$1,202,101

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(B)	Zero coupon bond.
(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(D)	Purchased on a when-issued basis with settlement subsequent to June 30, 2019.
(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $2,140 or 0.2% of net assets.

(F)	Rate shown is the yield to maturity at June 30, 2019.
(G)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$1,167,422	$—
Short-Term Securities	—	32,443	—

Total	$—	$1,199,865	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,202,020

Gross unrealized appreciation	76,860
Gross unrealized depreciation	(79,015)

Net unrealized depreciation	$(2,155)